Joint operations and other related parties (Tables)	12 Months Ended
Dec. 31, 2018
Joint operations and other related parties
Schedule of extracts from the income statements, balance sheets and cash flow statements of joint operations

	2018		2017		2016
	Sv UMTS-		Sv UMTS-		Sv UMTS-
	nät	Net4Mobility	nät	Net4Mobility	nät	Net4Mobility
	Sweden	Sweden	Sweden	Sweden	Sweden	Sweden
Income statement
Revenue	1,026	1,256	1,115	1,217	1,211	1,202
Operating profit	66	62	68	78	74	80
Profit/loss before tax	49	195	44	23	41	(318)
Net profit/loss	33	195	34	23	32	(318)

	Dec 31, 2018		Dec 31, 2017		Dec 31, 2016
	Sv UMTS-		Sv UMTS-		Sv UMTS-
	nät	Net4Mobility	nät	Net4Mobility	nät	Net4Mobility
	Sweden	Sweden	Sweden	Sweden	Sweden	Sweden
Balance sheet
Intangible assets	—	3,114	—	1,874	—	2,075
Tangible assets	1,485	2,354	1,854	2,434	2,247	2,566
Deferred tax assets	94	—	110	—	120	—
Current assets	280	517	396	562	410	488
Total assets	1,859	5,985	2,360	4,870	2,777	5,129

Equity	638	(130)	605	(325)	571	(348)
Untaxed reserves	—	2,459	—	2,614	—	2,581
Non-current liabilities	924	1,501	1,375	1,806	1,822	2,014
Current liabilities	297	2,155	380	775	384	882
Total equity and liabilities	1,859	5,985	2,360	4,870	2,777	5,129

	2018		2017		2016
	Sv UMTS-		Sv UMTS		Sv UMTS-
	nät	Net4Mobility	nät	Net4Mobility	nät	Net4Mobility
	Sweden	Sweden	Sweden	Sweden	Sweden	Sweden
Cash flow statement
Cash flow from operating activities	475	636	502	615	522	466
Cash flow from investing activities	(26)	(329)	(32)	(418)	(60)	(550)
Cash flow from financing activities	(449)	(329)	(470)	(218)	(462)	185
NET CHANGE IN CASH AND CASH EQUIVALENTS	—	(22)	—	(21)	—	101
Cash and cash equivalents at beginning of the year	—	80	—	101	—	—
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	—	58	—	80	—	101

Schedule of transactions and balances of related parties

	Revenue			Operating expenses			Interest revenue
	2018	2017	2016	2018	2017	2016	2018	2017	2016
Kinnevik	—	1	1	(3)	(4)	(11)	—	—	—
Kazakhtelecom	291	242	178	(615)	(602)	(456)	—	—	—
Joint ventures and associated companies	1	—	9	(12)	(10)	(4)	—	—	—
Joint operations	233	227	227	(1,111)	(1,135)	(1,146)	19	23	28
Total	525	470	415	(1,741)	(1,751)	(1,617)	19	23	28

							Non-interest-bearing			Interest-bearing
	Other receivables			Interest-bearing receivables			liabilities			liabilities
	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,	Dec 31,
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
Kinnevik	—	—	—	—	—	—	—	—	1	—	—	—
Kazakhtelecom	156	433	405	—	—	—	305	611	399	30	27	24
Joint ventures and associated companies	—	—	—	—	—	—	1	—	—	—	—	—
Joint operations	369	370	322	1,137	1,533	1,870	275	312	242	—	—	—
Total	525	803	727	1,137	1,533	1,870	581	923	642	30	27	24